Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000159640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class A
Trading Symbol	GGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%	[1]
AssetsNet	$ 100,851,842
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 440,375
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$100,851,842 # of Portfolio Holdings49 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$440,375
Holdings [Text Block]

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class C
Trading Symbol	GGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.97%	[2]
AssetsNet	$ 100,851,842
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 440,375
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$100,851,842 # of Portfolio Holdings49 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$440,375
Holdings [Text Block]

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159642
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GGIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[3]
AssetsNet	$ 100,851,842
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 440,375
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$100,851,842 # of Portfolio Holdings49 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$440,375
Holdings [Text Block]

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[4]
AssetsNet	$ 100,851,842
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 440,375
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$100,851,842 # of Portfolio Holdings49 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$440,375
Holdings [Text Block]

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159645
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	GGIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[5]
AssetsNet	$ 100,851,842
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 440,375
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$100,851,842 # of Portfolio Holdings49 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$440,375
Holdings [Text Block]

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class P
Trading Symbol	GGWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[6]
AssetsNet	$ 100,851,842
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 440,375
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$100,851,842 # of Portfolio Holdings49 Portfolio Turnover Rate9% Total Net Advisory Fees Paid$440,375
Holdings [Text Block]

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025609
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[7]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025611
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GRECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%	[8]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025607
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	GREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[9]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025608
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Service Class
Trading Symbol	GRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[10]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058978
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Investor Class
Trading Symbol	GRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[11]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[12]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058977
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R
Trading Symbol	GRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[13]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GMJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[14]
AssetsNet	$ 79,959,745
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 329,340
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$79,959,745 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Net Advisory Fees Paid$329,340
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050444
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GATMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.21%	[15]
AssetsNet	$ 910,464,279
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,866,767
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$910,464,279 # of Portfolio Holdings244 Portfolio Turnover Rate102% Total Net Advisory Fees Paid$3,866,767
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050445
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$109	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.96%	[16]
AssetsNet	$ 910,464,279
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,866,767
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$910,464,279 # of Portfolio Holdings244 Portfolio Turnover Rate102% Total Net Advisory Fees Paid$3,866,767
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050443
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Institutional Class
Trading Symbol	GHTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[17]
AssetsNet	$ 910,464,279
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,866,767
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$910,464,279 # of Portfolio Holdings244 Portfolio Turnover Rate102% Total Net Advisory Fees Paid$3,866,767
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Investor Class
Trading Symbol	GITRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.96%	[18]
AssetsNet	$ 910,464,279
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,866,767
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$910,464,279 # of Portfolio Holdings244 Portfolio Turnover Rate102% Total Net Advisory Fees Paid$3,866,767
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200308
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GHTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[19]
AssetsNet	$ 910,464,279
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,866,767
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$910,464,279 # of Portfolio Holdings244 Portfolio Turnover Rate102% Total Net Advisory Fees Paid$3,866,767
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GGCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$49	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 910,464,279
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,866,767
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$910,464,279 # of Portfolio Holdings244 Portfolio Turnover Rate102% Total Net Advisory Fees Paid$3,866,767
Holdings [Text Block]

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025603
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GCTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[21]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025605
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.77%	[22]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025601
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Institutional Class
Trading Symbol	GCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[23]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025602
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Service Class
Trading Symbol	GCTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[24]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Investor Class
Trading Symbol	GQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[25]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[26]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201767
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[27]
AssetsNet	$ 4,055,435,986
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 10,964,955
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$4,055,435,986 # of Portfolio Holdings270 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,964,955
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107193
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	GMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.53%	[28]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	GMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$108	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.28%	[29]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107195
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	GMSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%	[30]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Investor Class
Trading Symbol	GFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%	[31]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	GMSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%	[32]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R
Trading Symbol	GFFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$85	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.78%	[33]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	GMQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%	[34]
AssetsNet	$ 171,469,407
Advisory Fees Paid, Amount	$ 855,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$171,469,407 # of Portfolio Holdings135 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$855,228
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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